Risk and Capital Management - Summary of Composition of the Operational Risk Weighted Assets (RWAOPAD) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	R$ 81,568	R$ 72,833
Retail risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	14,005	12,822
Commercial risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	27,536	26,214
Corporate finance risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	2,746	2,697
Negotiation and sales risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	15,430	11,736
Payments and settlement risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	8,802	8,282
Financial agent services risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	4,641	4,343
Asset management risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	8,101	6,715
Retail brokerage risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	R$ 307	R$ 24